Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Revenues	$ 4,341,955	[1]	$ 4,220,702	[1]	$ 4,113,239
Cost of sales	3,276,296		3,186,118		3,105,882
Gross profit	1,065,659		1,034,584		1,007,357
Selling, general and administrative expenses	715,671		688,952		670,609
Other income	3,886
Operating income	353,874		345,632		336,748
Interest expense, net	6,363		3,713		5,547
Income before income taxes	347,511		341,919		331,201
Income taxes	90,221		105,936		104,677
Net income	257,290		235,983		226,524
Less: net income attributable to non-controlling interest	49,069		53,173		53,595
Net income attributable to Watsco, Inc.	$ 208,221		$ 182,810		$ 172,929
Earnings per share for Common and Class B common stock:
Basic	$ 5.81	[2]	$ 5.16	[2]	$ 4.91
Diluted	$ 5.81	[2]	$ 5.15	[2]	$ 4.90

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly evenly distributed throughout the year except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.